Employee Benefits Plan - Summary of Defined Benefit Plan Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plan expense [line items]
Current service cost	$ 42	$ 55
Net interest cost	25	27
Administration fees	12	8
Curtailment (gain) loss	(8)	(19)
Plan amendments		5
Continuing Operations [member]
Disclosure of defined benefit plan expense [line items]
Defined benefit plan expense	71	76
Discontinued operations [member]
Disclosure of defined benefit plan expense [line items]
Curtailment (gain) loss		(12)
Defined benefit plan expense		17
Funded Plans [member]
Disclosure of defined benefit plan expense [line items]
Current service cost	39	52
Net interest cost	9	12
Administration fees	11	7
Curtailment (gain) loss	(8)	(20)
Plan amendments		5
Funded Plans [member] | Continuing Operations [member]
Disclosure of defined benefit plan expense [line items]
Defined benefit plan expense	51	56
Funded Plans [member] | Discontinued operations [member]
Disclosure of defined benefit plan expense [line items]
Defined benefit plan expense		16
UnFunded Plans [member]
Disclosure of defined benefit plan expense [line items]
Current service cost	2	2
Net interest cost	12	11
Administration fees	1	1
Curtailment (gain) loss		1
UnFunded Plans [member] | Continuing Operations [member]
Disclosure of defined benefit plan expense [line items]
Defined benefit plan expense	15	15
Other Post Employment Benefits [Member]
Disclosure of defined benefit plan expense [line items]
Current service cost	1	1
Net interest cost	4	4
Other Post Employment Benefits [Member] | Continuing Operations [member]
Disclosure of defined benefit plan expense [line items]
Defined benefit plan expense	$ 5	5
Other Post Employment Benefits [Member] | Discontinued operations [member]
Disclosure of defined benefit plan expense [line items]
Defined benefit plan expense		$ 1